Fair Value Measurements - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Detail) - Warrant [Member]	5 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on October 5, 2020	$ 28,060,000
Transfer to Level 1	(30,800,000)
Transfer to Level 2	(16,170,000)
Change in fair value	18,910,000
Fair value as of December 31, 2020	0
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on October 5, 2020	9,660,000
Transfer to Level 1	0
Transfer to Level 2	(16,170,000)
Change in fair value	6,510,000
Fair value as of December 31, 2020	0
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on October 5, 2020	18,400,000
Transfer to Level 1	(30,800,000)
Transfer to Level 2	0
Change in fair value	12,400,000
Fair value as of December 31, 2020	$ 0